Pensions and other post-employment benefits - Benefit Payments (Details) € in Millions	Dec. 31, 2023 EUR (€)
2024
Benefits
Estimated future benefit payments	€ 1,695
2025
Benefits
Estimated future benefit payments	1,538
2026
Benefits
Estimated future benefit payments	1,488
2027
Benefits
Estimated future benefit payments	1,418
2028
Benefits
Estimated future benefit payments	1,386
2029-2033
Benefits
Estimated future benefit payments	6,120
Management | 2024
Benefits
Estimated future benefit payments	1,058
Management | 2025
Benefits
Estimated future benefit payments	950
Management | 2026
Benefits
Estimated future benefit payments	909
Management | 2027
Benefits
Estimated future benefit payments	861
Management | 2028
Benefits
Estimated future benefit payments	811
Management | 2029-2033
Benefits
Estimated future benefit payments	3,374
Occupational | 2024
Benefits
Estimated future benefit payments	217
Occupational | 2025
Benefits
Estimated future benefit payments	202
Occupational | 2026
Benefits
Estimated future benefit payments	190
Occupational | 2027
Benefits
Estimated future benefit payments	177
Occupational | 2028
Benefits
Estimated future benefit payments	165
Occupational | 2029-2033
Benefits
Estimated future benefit payments	655
Supplemental plans | 2024
Benefits
Estimated future benefit payments	25
Supplemental plans | 2025
Benefits
Estimated future benefit payments	25
Supplemental plans | 2026
Benefits
Estimated future benefit payments	24
Supplemental plans | 2027
Benefits
Estimated future benefit payments	23
Supplemental plans | 2028
Benefits
Estimated future benefit payments	23
Supplemental plans | 2029-2033
Benefits
Estimated future benefit payments	99
Formerly union represented | 2024
Benefits
Estimated future benefit payments	65
Formerly union represented | 2025
Benefits
Estimated future benefit payments	56
Formerly union represented | 2026
Benefits
Estimated future benefit payments	55
Formerly union represented | 2027
Benefits
Estimated future benefit payments	47
Formerly union represented | 2028
Benefits
Estimated future benefit payments	77
Formerly union represented | 2029-2033
Benefits
Estimated future benefit payments	309
Non-union representation | 2024
Benefits
Estimated future benefit payments	57
Non-union representation | 2025
Benefits
Estimated future benefit payments	57
Non-union representation | 2026
Benefits
Estimated future benefit payments	58
Non-union representation | 2027
Benefits
Estimated future benefit payments	58
Non-union representation | 2028
Benefits
Estimated future benefit payments	58
Non-union representation | 2029-2033
Benefits
Estimated future benefit payments	292
Other countries | 2024
Benefits
Estimated future benefit payments	273
Other countries | 2025
Benefits
Estimated future benefit payments	248
Other countries | 2026
Benefits
Estimated future benefit payments	252
Other countries | 2027
Benefits
Estimated future benefit payments	252
Other countries | 2028
Benefits
Estimated future benefit payments	252
Other countries | 2029-2033
Benefits
Estimated future benefit payments	€ 1,391